FINANCIAL INSTRUMENTS - Interest rate risk management (Details) - Argentina	Dec. 31, 2018
Minimum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.75%
Minimum | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.78%
Maximum | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	2.80%